File No. 33-81926

File No. 811-08652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

POST-EFFECTIVE AMENDMENT NO. 32

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 34 /X/

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

It is proposed that this filing will become effective (check appropriate box)

 X  immediately upon filing pursuant to paragraph (b) of Rule 485

__ on (date) pursuant to paragraph (b) of Rule 485

__ 60 days after filing pursuant to paragraph (a) of Rule 485

__ on (date) pursuant to paragraph (a) of Rule 485

_ _ 75 days after filing pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Fund certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 32 to Registration Statement No. 33-81926 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 10th day of September, 2014.

CROFT FUNDS CORPORATION

By: /s/ Kent G. Croft

Kent G. Croft, President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature Title

* Benjamin R. Civiletti Director

*Charles J. McLaughlin Director

* Steven Tamasi Director

*By: /s/ Kent G. Croft

Kent G. Croft

Attorney in fact

Date: September 10, 2014

/s/ Kent G. Croft President/Principal Executive Officer and Director

Kent G. Croft

Date: September 10, 2014

/s/ G. Russell Croft Director

G. Russell Croft

Date: September 10, 2014

/s/ Philip N. Vong Treasurer/Principal Financial Officer/Principal Accounting Officer

Philip N. Vong

Date: September 10, 2014

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase